OPERATING DATA - Schedule of Accrued Expenses and Other Liabilities (Details) - USD ($) $ in Millions	Dec. 31, 2024	Dec. 31, 2023
Disclosure of contingent liabilities in business combination [line items]
Accrued payroll and employee related expenses	$ 1,335	$ 1,403
Accrued interest and other payables	873	1,134
Payable from acquisition of intangible, tangible & financial assets	1,471	1,270
Other amounts due to public authorities	644	691
Derivative financial instruments (notes 6.1 and 6.3)	327	360
Unearned revenue and accrued payables	88	109
Accrued expenses and other liabilities	$ 4,738	$ 4,967